COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13.     COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, we may be exposed to claims and threatened litigation, and use various methods to resolve these matters in a manner that we believe serves the best interest of our shareholders and other constituents. When a loss is probable, we disclose the amount of probable loss, or disclose a range of reasonably possible losses if they are material and we are able to estimate such a range. If we cannot provide an estimate, we explain the factors that prevent us from doing so. We believe the recorded reserves in our consolidated financial statements are adequate in light of the probable and estimable liabilities. We do not presently believe that any claims or litigation will be material to our results of operations, cash flows, or financial condition.

Environmental Matters

The Company is engaged in oil and gas exploration and may become subject to certain liabilities as they relate to environmental cleanup of sites or other environmental restoration procedures as they relate to the exploration of oil and gas. Should it be determined that a liability exists with respect to any environmental clean-up or restoration, the liability to cure such a violation could fall upon the Company. No claim has been made, nor is the Company aware of any liability, which it may have, as it relates to any environmental clean-up, restoration or the violation of any rules or regulations relating thereto. Liabilities for expenditures are recorded when environmental assessment and/or remediation is probable, and the costs can be reasonably estimated.